INCOME TAXES - Disclosure of reconciliation of the expected income tax recovery to the actual income tax recovery (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Major components of tax expense (income) [abstract]
Net loss	$ (7,372,225)	$ (14,964,941)	$ (8,650,763)
Statutory tax rate	27.74%	27.26%	27.75%
Expected income tax recovery	$ (2,044,920)	$ (4,079,645)	$ (2,400,311)
Deductible and non-deductible items	201,236	21,093	(256,939)
True up of prior year amounts	336,254	0	0
Change in deferred tax assets not recognized	1,507,430	4,058,552	2,657,250
Total income recovery	$ 0	$ 0	$ 0